FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
The financial assets and financial liabilities in the balance sheet are classified by groups of financial instruments in pursuant to IAS 39:

	December 31,
	2017	2016
	In thousands
Financial assets
Financial assets at fair value through profit or loss:
Marketable securities (equity and debt)	$1,663	$1,490
Financial assets at fair value through other comprehensive income (loss)-
Available for sale debt securities-	8,597	9,164
Financial assets at cost:
Cash	8,539	7,891
Short term bank deposits	24,220	10,087
	$43,019	$28,632
Financial liabilities
Financial liabilities at fair value:
Derivatives instruments	$8	$32
Financial liabilities measured at amortized cost:
Bank loans and capital leases	1,984	1,776
	$1,992	$1,808

Schedule of Maturity Profile of Company's Financial Liabilities based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Company's financial liabilities based on contractual undiscounted payments:

December 31, 2017

	Less than one year	1 to 2	2 to 3	3 to 5	Total
	In thousands

Trade payables	$18,036	-	-	-	$18,036
Other accounts payables	5,820	-	-	-	5,820
Long term loans and capital leases (including interest)	669	634	532	260	2,095

	$24,525	$634	$532	$260	$25,951

December 31, 2016

	Less than one year	1 to 2	2 to 3	3 to 5	Total
	In thousands

Trade payables	$16,277	-	-	-	$16,277
Other accounts payables	5,614	-	-	-	5,614
Long term loan and capital leases (including interest)	464	461	429	549	1,903

	$22,355	$461	$429	$549	$23,794

Schedule of Changes in Liabilities Arising From Financing Activities
Changes in liabilities arising from financing activities

	January 1, 2017	Payments	Foreign exchange movement	Cash from new loans	New leases	December 31, 2017
	In thousands
Bank loans	1,673	(419)	177	279	-	1710
Capital leases	103	(111)	-	-	282	274
Total	1,776	(530)	177	279	282	1984

Schedule of Carrying Amount and Fair Value of Financial Instruments
The following table demonstrates the carrying amount and fair value of the financial instruments presented in the financial statements not at fair value:

	Carrying Amount		Fair Value
	December 31,		December 31,
	2017	2016	2017	2016
	In thousands
Financial liabilities
Bank loans and capital Leases	$1,984	$1,776	$1,984	$1,761

Schedule of Financial Liabilities Measured at Fair Value
Financial assets (liabilities) measured at fair value:

	Level 1	Level 2
	In thousands
December 31, 2017

Marketable securities at fair value through profit or loss:
Equity shares	$77	$-
Mutual funds	456	-
Debt securities (corporate and government)	1,130	-
Derivatives instruments	-	(8)
Available for sale debt securities (corporate and government)	-	8,597
	$1,663	$8,589

	Level 1	Level 2
	In thousands
December 31, 2016
Marketable securities at fair value through profit or loss:
Equity shares	$70	$-
Mutual funds	388	-
Debt securities (corporate and government)	1,032	-
Derivatives instruments	-	(32)
Available for sale debt securities (corporate and government)	-	9,164
	$1,490	$9,132

Schedule of Sensitivity Analysis for Market Risks
During 2017 there was no transfer due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.

	December 31,
	2017	2016
	In thousands
Sensitivity test to changes in market price of listed Securities

Gain (loss) from change:
5% increase in market price	$513	$535
5% decrease in market price	$(513)	$(535)

Sensitivity test to changes in foreign currency:

Gain (loss) from change:
5% increase in NIS	$(143)	$19
5% decrease in NIS	$143	$(19)
5% increase in Euro	$(135)	$(184)
5% decrease in Euro	$135	$184

Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments
Linkage terms of financial liabilities by groups of financial instruments pursuant to IAS 39:

	December 31,
	In thousands
	2017	2016
In NIS:
Bank loans and capital leases measured at amortized cost	$1,984	$1,776